UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-22951

 NAME OF REGISTRANT:                     FundX Investment Trust



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 101 Montgomery Street, Suite
                                         2400
                                         San Francisco, CA 94104

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Jeff Smith
                                         101 Montgomery Street, Suite
                                         2400
                                         San Francisco, CA 94104

 REGISTRANT'S TELEPHONE NUMBER:          415-248-8371

 DATE OF FISCAL YEAR END:                09/30

 DATE OF REPORTING PERIOD:               07/01/2021 - 06/30/2022


FundX Aggressive Upgrader Fund
--------------------------------------------------------------------------------------------------------------------------
 FIDELITY SELECT PORTFOLIOS                                                                  Agenda Number:  935490247
--------------------------------------------------------------------------------------------------------------------------
        Security:  316390723
    Meeting Type:  Special
    Meeting Date:  20-Oct-2021
          Ticker:  FSVLX
            ISIN:  US3163907237
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

2.     To modify Consumer Finance Portfolio's                    Mgmt          For                            For
       fundamental concentration policy.




--------------------------------------------------------------------------------------------------------------------------
 JP MORGAN US EQUITY                                                                         Agenda Number:  935492671
--------------------------------------------------------------------------------------------------------------------------
        Security:  4812C1793
    Meeting Type:  Special
    Meeting Date:  23-Nov-2021
          Ticker:  PSOPX
            ISIN:  US4812C17936
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       John F. Finn                                              Mgmt          For                            For
       Stephen P. Fisher                                         Mgmt          For                            For
       Gary L. French                                            Mgmt          For                            For
       Kathleen M. Gallagher                                     Mgmt          For                            For
       Robert J. Grassi                                          Mgmt          For                            For
       Frankie D. Hughes                                         Mgmt          For                            For
       Raymond Kanner                                            Mgmt          For                            For
       Thomas P. Lemke                                           Mgmt          For                            For
       Lawrence Maffia                                           Mgmt          For                            For
       Mary E. Martinez                                          Mgmt          For                            For
       Marilyn McCoy                                             Mgmt          For                            For
       Dr. Robert A. Oden, Jr.                                   Mgmt          For                            For
       Marian U. Pardo                                           Mgmt          For                            For
       Emily A. Youssouf                                         Mgmt          For                            For
       Robert F. Deutsch                                         Mgmt          For                            For
       Nina O. Shenker                                           Mgmt          For                            For



FundX Conservative Upgrader Fund
--------------------------------------------------------------------------------------------------------------------------
 PARNASSUS FUND                                                                              Agenda Number:  935478859
--------------------------------------------------------------------------------------------------------------------------
        Security:  701765406
    Meeting Type:  Special
    Meeting Date:  28-Sep-2021
          Ticker:  PFPWX
            ISIN:  US7017654069
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     To approve a new investment advisory                      Mgmt          For                            For
       agreement with Parnassus Investments, LLC
       for the Fund.




--------------------------------------------------------------------------------------------------------------------------
 PARNASSUS FUND                                                                              Agenda Number:  935478861
--------------------------------------------------------------------------------------------------------------------------
        Security:  701765F55
    Meeting Type:  Special
    Meeting Date:  28-Sep-2021
          Ticker:
            ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

2.     DIRECTOR
       Donald J. Boteler                                         Mgmt          No vote
       Alecia A. DeCoudreaux                                     Mgmt          No vote
       Kay Yun                                                   Mgmt          No vote
       Benjamin E. Allen                                         Mgmt          No vote
       Roy Swan, Jr                                              Mgmt          No vote
       Rajesh Atluru                                             Mgmt          No vote
       Eric P. Rakowski                                          Mgmt          No vote




--------------------------------------------------------------------------------------------------------------------------
 TRANSAMERICA IDEX MUTUAL FUNDS                                                              Agenda Number:  935491910
--------------------------------------------------------------------------------------------------------------------------
        Security:  893962175
    Meeting Type:  Special
    Meeting Date:  02-Dec-2021
          Ticker:  TFOIX
            ISIN:  US8939621756
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Sandra N. Bane                                            Mgmt          For                            For
       Leo J. Hill                                               Mgmt          For                            For
       Kathleen T. Ives                                          Mgmt          For                            For
       David W. Jennings                                         Mgmt          For                            For
       Lauriann C. Kloppenburg                                   Mgmt          For                            For
       Fredric A. Nelson III                                     Mgmt          For                            For
       John E. Pelletier                                         Mgmt          For                            For
       Patricia L. Sawyer                                        Mgmt          For                            For
       Marijn P. Smit                                            Mgmt          For                            For
       John W. Waechter                                          Mgmt          For                            For
       Alan F. Warrick                                           Mgmt          For                            For



FundX Flexible Income Fund
--------------------------------------------------------------------------------------------------------------------------
 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.


FundX Sustainable Impact Fund
--------------------------------------------------------------------------------------------------------------------------
 PARNASSUS FUND                                                                              Agenda Number:  935478859
--------------------------------------------------------------------------------------------------------------------------
        Security:  701765406
    Meeting Type:  Special
    Meeting Date:  28-Sep-2021
          Ticker:  PFPWX
            ISIN:  US7017654069
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     To approve a new investment advisory                      Mgmt          For                            For
       agreement with Parnassus Investments, LLC
       for the Fund.




--------------------------------------------------------------------------------------------------------------------------
 PARNASSUS FUND                                                                              Agenda Number:  935478861
--------------------------------------------------------------------------------------------------------------------------
        Security:  701765F55
    Meeting Type:  Special
    Meeting Date:  28-Sep-2021
          Ticker:
            ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

2.     DIRECTOR
       Donald J. Boteler                                         Mgmt          For                            For
       Alecia A. DeCoudreaux                                     Mgmt          For                            For
       Kay Yun                                                   Mgmt          For                            For
       Benjamin E. Allen                                         Mgmt          For                            For
       Roy Swan, Jr                                              Mgmt          For                            For
       Rajesh Atluru                                             Mgmt          For                            For
       Eric P. Rakowski                                          Mgmt          For                            For


FundX Upgrader Fund
--------------------------------------------------------------------------------------------------------------------------
 PARNASSUS FUND                                                                              Agenda Number:  935478859
--------------------------------------------------------------------------------------------------------------------------
        Security:  701765406
    Meeting Type:  Special
    Meeting Date:  28-Sep-2021
          Ticker:  PFPWX
            ISIN:  US7017654069
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     To approve a new investment advisory                      Mgmt          For                            For
       agreement with Parnassus Investments, LLC
       for the Fund.




--------------------------------------------------------------------------------------------------------------------------
 PARNASSUS FUND                                                                              Agenda Number:  935478861
--------------------------------------------------------------------------------------------------------------------------
        Security:  701765F55
    Meeting Type:  Special
    Meeting Date:  28-Sep-2021
          Ticker:
            ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

2.     DIRECTOR
       Donald J. Boteler                                         Mgmt          No vote
       Alecia A. DeCoudreaux                                     Mgmt          No vote
       Kay Yun                                                   Mgmt          No vote
       Benjamin E. Allen                                         Mgmt          No vote
       Roy Swan, Jr                                              Mgmt          No vote
       Rajesh Atluru                                             Mgmt          No vote
       Eric P. Rakowski                                          Mgmt          No vote




--------------------------------------------------------------------------------------------------------------------------
 SCHWAB FUNDS                                                                                Agenda Number:  935574675
--------------------------------------------------------------------------------------------------------------------------
        Security:  808524201
    Meeting Type:  Special
    Meeting Date:  01-Jun-2022
          Ticker:  SCHX
            ISIN:  US8085242019
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Walter W. Bettinger II                                    Mgmt          For                            For
       Richard A. Wurster                                        Mgmt          For                            For
       Robert W. Burns                                           Mgmt          For                            For
       Nancy F. Heller                                           Mgmt          For                            For
       David L. Mahoney                                          Mgmt          For                            For
       Jane P. Moncreiff                                         Mgmt          For                            For
       Kiran M. Patel                                            Mgmt          For                            For
       Kimberly S. Patmore                                       Mgmt          For                            For
       J. Derek Penn                                             Mgmt          For                            For
       Michael J. Beer                                           Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 TRANSAMERICA IDEX MUTUAL FUNDS                                                              Agenda Number:  935491910
--------------------------------------------------------------------------------------------------------------------------
        Security:  893962175
    Meeting Type:  Special
    Meeting Date:  02-Dec-2021
          Ticker:  TFOIX
            ISIN:  US8939621756
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Sandra N. Bane                                            Mgmt          No vote
       Leo J. Hill                                               Mgmt          No vote
       Kathleen T. Ives                                          Mgmt          No vote
       David W. Jennings                                         Mgmt          No vote
       Lauriann C. Kloppenburg                                   Mgmt          No vote
       Fredric A. Nelson III                                     Mgmt          No vote
       John E. Pelletier                                         Mgmt          No vote
       Patricia L. Sawyer                                        Mgmt          No vote
       Marijn P. Smit                                            Mgmt          No vote
       John W. Waechter                                          Mgmt          No vote
       Alan F. Warrick                                           Mgmt          No vote



* Management position unknown

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

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         FundX Investment Trust
By (Signature)       /s/ Jeff Smith
Name                 Jeff Smith
Title                President
Date                 08/08/2022